Financial investments - Summary of investments measured at cost minus impairment (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Financial investments
Opening balance	¥ 100,439,344	$ 14,362,635	¥ 80,861,876
Contribution/(Redemption), net	(12,403,257)	(1,773,642)	18,132,017
Upward adjustment	0		0	¥ 0
Downward adjustment	0		0	0
Impairment	0		0	0
Exchange differences	(2,096,301)	(299,765)	1,445,451
Ending Balance	¥ 85,939,786	$ 12,289,228	¥ 100,439,344	¥ 80,861,876